21 Employees benefits (Details 8) - G1 Plan [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Summary of employee benefits [Line Items]
Cost of services, net	R$ 2,226
Interest costs	205,707
Net profitability on financial assets	(184,687)
Expenditures to be recognized by the employer	R$ 23,246